Income Taxes - Schedule of Income Tax Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income tax expenses:
Current	$ 5
Deferred
Income tax expense	$ 5